Long-Term Financial Liabilities - Additional Information (Details) SFr / shares in Units, $ / shares in Units, SFr in Thousands, $ in Millions		12 Months Ended
	Jul. 22, 2022 CHF (SFr) SFr / shares shares	Dec. 31, 2022 CHF (SFr) SFr / shares shares	Jul. 22, 2022 USD ($) $ / shares shares
Disclosure Of Financial Liabilities [Line Items]
Deemed interest accrued expense | SFr		SFr 16,986
Accrued preferred dividend | SFr		SFr 122,449
Preference Shares
Disclosure Of Financial Liabilities [Line Items]
Number of shares issued		12,712,863
Issued capital, preference shares | SFr		SFr 1,350
A Series Preference Shares
Disclosure Of Financial Liabilities [Line Items]
Number of shares issued		1,623,793
Par value per share | SFr / shares		SFr 0.1
Redemption option upon amount equivalent to investors investment interest	0.00%
B Series Preference Shares
Disclosure Of Financial Liabilities [Line Items]
Number of shares issued		5,191,512
Par value per share | SFr / shares		SFr 0.1
Redemption option upon amount equivalent to investors investment interest	6.00%
C1a Series Preference Shares
Disclosure Of Financial Liabilities [Line Items]
Number of shares issued		5,699,813
Par value per share | SFr / shares		SFr 0.1
C1b Series Preference Shares
Disclosure Of Financial Liabilities [Line Items]
Number of shares issued	197,745	197,745	197,745
Par value per share | SFr / shares	SFr 0.5	SFr 0.5
Per share purchase price | (per share)	SFr 10.27		$ 10.64
Series C Preference Shares
Disclosure Of Financial Liabilities [Line Items]
Issued capital, preference shares	SFr 2,000		$ 2.1
Redemption option upon amount equivalent to investors investment interest	8.00%
B Series Preferred Shares And C Series Preferred Shares
Disclosure Of Financial Liabilities [Line Items]
Preferred dividend payment interest	6.00%	6.00%